Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Statement Of Income And Comprehensive Income [Abstract]
Revenues	$ 54,321,046	328,843,318	185,218,681	96,594,538
Cost of revenues	(15,551,604)	(94,144,743)	(74,813,098)	(46,617,793)
Gross profit	38,769,442	234,698,575	110,405,583	49,976,745
Research and development expenses	(7,704,561)	(46,641,102)	(34,041,250)	(30,190,352)
Selling and marketing expenses	(7,812,343)	(47,293,583)	(45,914,065)	(35,305,268)
General and administrative expenses	(8,465,292)	(51,246,338)	(25,614,849)	(23,224,454)
Operating income (loss)	14,787,246	89,517,552	4,835,419	(38,743,329)
Change in fair value of warrants				(2,356,037)
Share of losses of equity method investments			(1,072,946)	(3,744,390)
Impairment loss on equity method investments				(389,270)
Gain on disposal of an equity method investment			4,182,485
Investment income on short-term investment	59,592	360,750	124,862	2,251,269
Interest income	46,216	279,777	194,643	205,715
Income (loss) before income taxes	14,893,054	90,158,079	8,264,463	(42,776,042)
Income tax benefit	273,686	1,656,813	6,903,561
Net income (loss)	15,166,740	91,814,892	15,168,024	(42,776,042)
Accretion of redeemable convertible preferred shares	(8,376,924)	(50,711,382)	(58,232,795)	(55,220,717)
Net income (loss) applicable to common stock	6,789,816	41,103,510	(43,064,771)	(97,996,759)
Basic earnings (loss) per ordinary share	$ 0.05	0.28	(0.83)	(1.89)
Diluted earnings (loss) per ordinary share	$ 0.04	0.27	(0.83)	(1.89)
Net income (loss)	15,166,740	91,814,892	15,168,024	(42,776,042)
Other comprehensive income
Foreign currency translation adjustment, net of nil income taxes	774,083	4,686,070	1,334,554	18,113,956
Comprehensive income (loss)	$ 15,940,823	96,500,962	16,502,578	(24,662,086)